Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statements of Operations and Comprehensive Income (Loss)
Revenue	$ 167,486	$ 186,402	$ 203,300
Loss before Income tax	(97,559)	(103,517)	(231,290)
Loss after Income tax for the period from discontinued operations	0	(4,917)	(25,128)
Statements of Cash Flows
Net cash flows used in operating activities	(57,203)	(72,976)	(240,178)
Net cash flows (used in) / from investing activities	(10,402)	62,533	212,247
Discontinued operations
Statements of Operations and Comprehensive Income (Loss)
Revenue	0	14,632	18,582
Expenses	0	(19,549)	(43,710)
Loss before Income tax	0	(4,917)	(25,128)
Statements of Cash Flows
Net cash flows used in operating activities	0	(6,729)	(24,147)
Net cash flows (used in) / from investing activities	$ 0	$ 47	$ (227)